Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VOYA INTERMEDIATE BOND PORTFOLIO
Entity Central Index Key	0000002646
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	May 01, 2025